Leasing Arrangements	12 Months Ended
Dec. 31, 2011
Leasing Arrangements [Abstract]
Leasing Arrangements

Note 7

Leasing Arrangements

As Lessor

We are the lessor in leveraged and direct financing lease agreements for commercial aircraft and power generating facilities, which comprise the majority of our leasing portfolio along with telecommunications equipment, real estate property and other equipment. These leases have remaining terms of up to 39 years as of December 31, 2011. In addition, we lease space on certain of our cell towers to other wireless carriers. Minimum lease payments receivable represent unpaid rentals, less principal and interest on third-party nonrecourse debt relating to leveraged lease transactions. Since we have no general liability for this debt, which is secured by a senior security interest in the leased equipment and rentals, the related principal and interest have been offset against the minimum lease payments receivable in accordance with GAAP. All recourse debt is reflected in our consolidated balance sheets.

At each reporting period, we monitor the credit quality of the various lessees in our portfolios. Regarding the leveraged lease portfolio, external credit reports are used where available and where not available we use internally developed indicators. These indicators or internal credit risk grades factor historic loss experience, the value of the underlying collateral, delinquency trends, and industry and general economic conditions. The credit quality of our lessees primarily varies from AAA to CCC-. For each reporting period the leveraged leases within the portfolio are reviewed for indicators of impairment where it is probable the rent due according to the contractual terms of the lease will not be collected. All significant accounts, individually or in the aggregate, are current and none are classified as impaired.

Finance lease receivables, which are included in Prepaid expenses and other and Other assets in our consolidated balance sheets, are comprised of the following:

				(dollars in millions)
At December 31,			2011			2010
	Leveraged Leases	Direct Finance Leases	Total	Leveraged Leases	Direct Finance Leases	Total

Minimum lease payments receivable	$1,610	$119	$1,729	$2,360	$155	$2,515
Estimated residual value	1,202	9	1,211	1,305	7	1,312
Unearned income	(874)	(19)	(893)	(1,140)	(20)	(1,160)

Total	$1,938	$109	$2,047	$2,525	$142	$2,667

Allowance for doubtful accounts			(137)			(152)

Finance lease receivables, net			$1,910			$2,515

Prepaid expenses and other			$46			$59
Other assets			1,864			2,456

			$1,910			$2,515

Accumulated deferred taxes arising from leveraged leases, which are included in Deferred income taxes, amounted to $1.6 billion at December 31, 2011 and $2.0 billion at December 31, 2010.

The following table is a summary of the components of income from leveraged leases:

	(dollars in millions)
Years Ended December 31,	2011	2010	2009
Pretax income	$61	$74	$83
Income tax expense	24	32	34

The future minimum lease payments to be received from noncancelable capital leases (direct financing and leveraged leases), net of nonrecourse loan payments related to leveraged leases and allowances for doubtful accounts, along with expected receipts relating to operating leases for the periods shown at December 31, 2011, are as follows:

	(dollars in millions)
Years	Capital Leases	Operating Leases
2012	$130	$171
2013	115	157
2014	94	140
2015	67	119
2016	148	95
Thereafter	1,175	102

Total	$1,729	$784

As Lessee

We lease certain facilities and equipment for use in our operations under both capital and operating leases. Total rent expense under operating leases amounted to $2.5 billion in 2011, 2010 and 2009, respectively.

Amortization of capital leases is included in Depreciation and amortization expense in the consolidated statements of income. Capital lease amounts included in Plant, property and equipment are as follows:

	(dollars in millions)
At December 31,	2011	2010
Capital leases	$362	$321
Less accumulated amortization	132	130

Total	$230	$191

The aggregate minimum rental commitments under noncancelable leases for the periods shown at December 31, 2011, are as follows:

	(dollars in millions)
Years	Capital Leases	Operating Leases
2012	$92	$2,004
2013	88	1,779
2014	66	1,558
2015	53	1,298
2016	47	1,004
Thereafter	130	4,746

Total minimum rental commitments	476	$12,389

Less interest and executory costs	124

Present value of minimum lease payments	352
Less current installments	66

Long-term obligation at December 31, 2011	$286